SEC File Nos. 002-10760
811-00032

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 102 (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45 (X)
__________________

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409
 (Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
__________________

Patrick F. Quan
Secretary
American Funds Fundamental Investors
One Market
Steuart Tower, Suite 2000
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111-5994
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 21st day of March, 2011.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By: /s/ Patrick F. Quan
(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on March 21, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Paul G. Haaga, Jr. (Paul G. Haaga, Jr.)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal (Jeffrey P. Regal)	Treasurer

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Joseph C. Berenato*	Chairman of the Board (Independent and Non-Executive)
	Louise H. Bryson*	Trustee
	Robert J. Denison*	Trustee
	Mary Anne Dolan*	Trustee
	Robert A. Fox*	Trustee
	John G. Freund*	Trustee
	Leonade D. Jones*	Trustee
	William H. Kling*	Trustee
	John G. McDonald*	Trustee
	/s/ Dina N. Perry	President and Trustee
(Dina N. Perry)
	/s/ James F. Rothenberg	Vice Chairman and Trustee
(James F. Rothenberg)
	Christopher E. Stone*	Trustee
s/ Patrick F. Quan
(Patrick F. Quan, Attorney-in-Fact, Powers of Attorney enclosed)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
(Katherine H. Newhall, Counsel)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase